Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 145,601	$ (77,177)	$ (24,926,364)	$ (776,960)
Adjustments to reconcile net income (loss) to net cash provided by/(used in) operating activities:
(Reversal) for credit losses - related party				(1,262,146)
Loss from the change of the FV of Warrant Liability-			25,549,272
Provision (reversal) for warranty	1,499	9,426	(45,993)	40,724
Inventory impairment losses	(309)	25,425	163,037	1,326,355
Non-cash lease expenses	12,867		78,154
Changes in operating assets and liabilities:
Accounts receivable	(78)	(210,298)	53,875	39,774
Accounts receivable - related party	(1,048,987)	22,262	(1,875,722)	247,029
Inventories, net	155,096	1,038,114	2,323,374	176,547
Prepaid expenses	84,509	4,206	(254,555)	(17,341)
Other receivable	(107)			(125,000)
Other receivable - related party, net	282,910	(67,348)	1,483,933	651,435
Advance to suppliers		(6)	(3,677)
Advance to suppliers – related party			(16,338)	37
Other non-current assets			(7,697)
Due from stockholder				548,759
Prepayment - related party	15,001	15,121	60,120	1,244
Accounts payable				(479)
Accounts payable - related party	1,799	(756,323)	(8,543,243)	(255,579)
Accrued and other liabilities	(29,116)	195,425	482,029	23,996
Tax payable		(53)	(46)	(12,082)
Other payable - related party	1,786	5,543	(6,269)	1,935
Warranty liabilities		(332)
Warranty liabilities - current portion			7,006	(32,060)
Warranty liabilities - noncurrent			(7,464)	(7,733)
Lease liability	(14,051)		(69,272)
Net cash provided by / (used in) operating activities	(391,580)	203,985	(5,555,840)	568,455
CASH FLOWS FROM INVESTING ACTIVITIES
Issuance of note receivable – stockholder				(552,217)
Repayment of note receivable - stockholder		15,862	15,862	986,844
Repayment of promissory note		(321,486)		(623,449)
Net cash provided by (used in) investing activities		(305,624)	15,862	(188,822)
CASH FLOWS FROM FINANCING ACTIVITIES
Deferred offering cost			(593,140)	(233,339)
Capital contribution			5,000,000	80,000
Capital contribution from SPAC			2,971,033
Payments related to FPA arrangement			(6,681,818)
Proceeds from FPA settlement			4,305,872
Proceeds from PIPE shares issued			8,000,000
Proceeds from short term loan				821,982
Proceeds from note payable - related party				1,353,700
Repayment of note payable - related party			(821,982)	(2,171,162)
Proceeds from exercised warrants	20,085
Net cash provided by (used in) financing activities	20,085		12,179,965	(148,819)
Effect of changes of foreign exchange rate on cash and cash equivalent	(487)	4,286	5,726	273
Net increase in cash and cash equivalents	(371,982)	(97,353)	6,645,714	231,087
Cash and cash equivalents - beginning of the period	7,004,601	358,887	358,887	127,800
Cash and cash equivalents - end of the period	6,632,619	261,534	7,004,601	358,887
Supplemental Cash Flow Disclosures
Cash paid for interest expenses			17,605	24,453
Cash paid for income taxes				42,768
NON-CASH INVESTING AND FINANCING ACTIVITIES
Unpaid deferred offering cost		$ 83,571	225,000
Non-cash activity from deconsolidation of VIEs			58,843
Non-cash reclassification of SPAC accumulated deficit to APIC			6,886,461
Right-of-use asset obtained in exchange for lease obligation			$ 168,418